Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Intangible Assets, Net (Details) [Line Items]
Software	$ 326,018
Amortization expense	213,300	$ 96,747
Other Intangible Assets [Member]
Intangible Assets, Net (Details) [Line Items]
Amortization expense	$ 213,300	$ 96,747